Related-party Transactions - Schedule of Purchases Transactions Between Related Parties (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Purchases		$ 26,769,083	$ 29,224,990	$ 27,273,889
Accounts payable to related parties		6,950,828	8,161,186
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases		8,664,439	9,185,563	8,667,555
Accounts payable to related parties		2,825,292	3,664,742
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Purchases		1,027,147	1,449,636	1,057,106
Accounts payable to related parties		72,942	0
Others [member]
Disclosure of transactions between related parties [line items]
Purchases	[1]	17,077,497	18,589,791	$ 17,549,228
Accounts payable to related parties	[1]	$ 4,052,594	$ 4,496,444

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.